Summary of Significant Accounting Policies - Summary Of Basic and Diluted Loss Per Ordinary Share (Detail) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Weighted Average Class A Ordinary shares subject to possible redemption
Net loss		$ (106,780,000)	$ (51,661,000)
Denominator: Weighted Average Non-Redeemable Ordinary Shares Basic and diluted weighted average shares outstanding		25,397,143	10,509,923
Basic and diluted net loss per share		$ (4.20)	$ (4.92)
Colonnade Acquisition Corp.
Earnings allocable to Class A Ordinary shares subject to possible redemption
Interest income	$ 54,051
Unrealized gain on investments held in Trust Account	2,931
Net income allocable to Class A Ordinary shares subject to possible redemption	$ 56,982
Weighted Average Class A Ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding	$ 18,938,199
Basic and diluted net income per share	$ 0.00
Net loss	$ (2,702,566)
Less: Net income allocable to Class A Ordinary shares subject to possible redemption	(56,982)
Non-Redeemable Net Loss	$ (2,759,548)
Denominator: Weighted Average Non-Redeemable Ordinary Shares Basic and diluted weighted average shares outstanding	6,150,329
Basic and diluted net loss per share	$ (0.45)